Consolidated condensed cash flows statements - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated condensed cash flows statements [Abstract]
Loss for the period	$ (9,842)	$ (11,064)
Financial expense and non-monetary adjustments	182,751	171,992
Loss for the period adjusted by non-monetary items	172,909	160,928
Changes in working capital	(19,048)	17,099
Net interest and income tax paid	(16,546)	(30,872)
Net cash provided by operating activities	137,315	147,155
Acquisitions of subsidiaries and entities under the equity method	(39,009)	(10,744)
Investment in contracted concessional assets	(5,007)	(6,341)
Distributions from entities under the equity method	31,870	8,799
Other non-current assets/liabilities	(804)	1,921
Net cash used in investing activities	(12,950)	(6,365)
Proceeds from Project debt	0	9,184
Proceeds from Corporate debt	47,593	4,048
Repayment of Project debt	(43,882)	(26,251)
Repayment of Corporate debt	(8,171)	0
Dividends paid to Company's shareholders	(49,674)	(46,519)
Dividends paid to non-controlling interests	(6,221)	(4,215)
Capital increase	51,553	130,618
Net cash provided by/(used in) financing activities	(8,802)	66,865
Net increase in cash and cash equivalents	115,563	207,655
Cash and cash equivalents at beginning of the period	622,689	880,487
Translation differences in cash or cash equivalent	749	(9,848)
Cash and cash equivalents at end of the period	$ 739,001	$ 1,078,293